OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities
Composition:

	US dollars
	December 31,
(in thousands)	2016	2015

Accrued expenses	12,048	7,439
Accrued payroll and related taxes	5,002	4,255
Government institutions	4,747	5,742
Related party	3	2
Accrued dividend	4,191	3,128
Others	747	1,184
	26,738	21,750